Share-based compensation - Changes in Stock Options (Details)	3 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	825,091	1,349,001
Number of options granted (in shares) | shares	91,361	207,127
Number of options forfeited (in shares) | shares	(12,630)	(11,915)
Number of options exercised (in shares) | shares	(13,680)	(8,735)
Number of options outstanding - end of period (in shares) | shares	890,142	1,535,478
Number of options exercisable (in shares) | shares	516,355	1,003,393
Weighted average exercise price, options outstanding - beginning of period (in dollars per share) | $ / shares	$ 28.37	$ 13.60
Weighted average exercise price, options granted (in dollars per share) | $ / shares	73.54	52.38
Weighted average exercise price, options forfeited (in dollars per share) | $ / shares	49.78	46.32
Weighted average exercise price, options exercised (in dollars per share) | $ / shares	26.66	16.00
Weighted average exercise price, options outstanding - end of period (in dollars per share) | $ / shares	32.73	18.56
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares	$ 17.76	$ 4.83